Group entities	12 Months Ended
Dec. 31, 2025
Disclosure Of Interests In Other Entities [Abstract]
Group entities
(6)	Group entities-
Significant subsidiaries-
The significant consolidated subsidiaries as of December 31, 2025, 2024 and 2023 are shown as follows:

		Country of	Ownership interest %
Subsidiary	Principal activity	incorporation	2025	2024	2023
Fully consolidated subsidiaries:
I.Aerovías de México, S. A. de C. V. and subsidiaries (“Aeroméxico”)	Air transportation services for passengers, goods and cargo	Mexico	100	100	100
a Aerolitoral, S. A. de C. V. (“Aerolitoral”) (1)	Air transportation services for passengers, goods and cargo	Mexico	99.99	99.99	99.99

		Country of	Ownership interest %
Subsidiary	Principal activity	incorporation	2025	2024	2023
b Inmobiliaria Avenida Fuerza Aérea Mexicana 416, S. A. de C. V.	Real Estate	Mexico	99.99	99.99	99.99
c Inmobiliaria Boulevard Aeropuerto 161, S. A. de C. V	Real Estate	Mexico	99.99	99.99	99.99
d Operadora de Franquicias y Productos Aéreos, S. A. de C. V. (“Operadora”)	Trading of franchise system	Mexico	99.99	99.99	99.99
e Sistemas Integrados de Soporte Terrestre en México, S. A. de C. V., holding company of AM Formación Interna, S. A. de C. V.	Services	Mexico	99.99	99.99	99.99
f Aerosys, S. A. de C. V.	Management of investment in shares	Mexico	50.01	50.01	50.01
g Fundación Aeroméxico, A. C	Obtainig support and assisting in several charitable causes	Mexico	99.99	99.99	99.99
h Centro de Capacitación Alas de América, S. A. de C. V.	Aircraft crew training	Mexico	99.99	99.99	99.99
i Administradora Especializada en Negocios, S. A. de C. V. (“Adensa”)	Ground handling services	Mexico	99.99	99.99	99.99
j Estrategias Especializadas en Negocios, S. A. de C. V. (“Esensa”)	Ground handling services	Mexico	50	50	50

		Country of	Ownership interest %
Subsidiary	Principal activity	incorporation	2025 2024 2023
k Aerovías Empresa de Cargo, S. A. de C. V.	Air cargo services	Mexico	100	100	100
l Fideicomiso Aeromexico Servicios	Equipment lease	Mexico	100	100	100
m Fideicomiso F/1748 (2)	Administration	Mexico	100	100	100
n Empresa de Mantenimiento Aéreo S. A. de C. V.	Aircraft maintenance services	Mexico	100	100	100
o Fideicomiso CIB/4021 (3)	Administration	Mexico	100	100	100
II. Integración y Supervisión de Recursos Corporativos, S. A. de C. V.	Services	Mexico	100	100	100
III. Servicios Corporativos Aeroméxico, S. A. de C. V.	Services	Mexico	99.99	99.99	99.99
IV. Corporación Nadmin, S. A. de C. V.	Management of investment on shares	Mexico	100	100	100
V. Aeroméxico Cargo, S. A. P. I. de C. V.	Air cargo services	Mexico	100	100	100
VI. Premium Alliance Services, LLP	Services	United Kingdom	100	100	100
VII. T2 Servicios Aeroportuarios, S. A. de C. V.	Airport services	Mexico	100	100	100

		Country of	Ownership interest %
Subsidiary	Principal activity	incorporation	2025	2024	2023
VIII. PLM Premier, S. A. P. I. de C. V. (“PLM”), holding company of Loyalty Servicios Profesionales Mundiales, S. A. de C. V.	Design and development of loyalty programs	Mexico	100	100	100
Investments in equity accounted investees:
I.Aeromexpress, S. A. de C. V.	Air cargo services	Mexico	50	50	50
II. AM DL MRO JV, S. A. P. I. de C. V. (“MRO”) (4)	Aircraft maintenance services	Mexico	—	50	50
III. AM BD GP JV, S. A. P. I. de C. V. (“AM BD”) (4)	Sale of vacational packages	Mexico	51	51	51

(1)	All these companies have an interest in Esensa thus representing consolidated ownership of 100% in such entity.
(2)	As of December 31, 2025, this Trust is on a termination process.
(3)	As of December 31, 2025, this Trust is on a trustee substitution process.
(4)	The Group maintained joint control in these companies (on December 30, 2025 Grupo Aeroméxico executed a share purchase agreement where it sold its 50% ownership interest of the MRO - see Note 18).